Summary of Significant Accounting Policies - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) segment	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Fair Value
Fair value of the bifurcated derivative from convertible note					¥ 0
Customer Loyalty Program
Maximum Customer Loyalty amount redeemable (as a Percentage)	30.00%
Fulfillment Expenses
Shipping costs included in fulfillment expenses	¥ 47,041	¥ 32,277	¥ 28,206
Marketing Expenses
Advertising expenses	191,501	111,154	113,663
Employee Benefits
Employee social benefits included as expenses	54,257	32,606	33,980
Subsidy income
Subsidy income	¥ 27,952	4,148	¥ 0
Leases
Capital leases		¥ 0			0
Segment Reporting
Number of operating segments | segment	1
Level 3
Fair Value
Fair values of the convertible note				$ 190,122	¥ 1,307,184